UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
          ----------------------------------------------------------------------
          Westport, CT  06880
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
          ----------------------------------------------------------------------
Title:    Managing Member
          ----------------------------------------------------------------------
Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          February 14, 2000
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   67
                                         ---------------------
Form 13F Information Table Value Total:   $ 260,551
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

                                                                                                              Voting Authority
                                Title                                                                      ----------------------
                                 of                  Value     Shares/   Sh/   Put/   Invstmt    Other
        Name of Issuer          class     CUSIP     (x$1000)   Prn Amt   Prn   Call   Dscretn   Managers   Sole    Shared    None
        --------------          -----     -----     --------   -------   ---   ----   -------   --------   ----    ------    ----
AAR Corporation                 COM     000361105     4866      271250   SH           Defined              71250
Air Express Int'l               COM     009104100     5432      168100   SH           Defined              68100
Airborne Freight                COM     009266107      640       29100   SH           Defined              29100
Alpha Indus                     COM     020753109     4801       83775   SH           Defined              83775
American Management Systems, I  COM     027352103      367       11700   SH           Defined              11700
Anadigics Inc                   COM     032515108     3124       66200   SH           Defined              66200
Applebees International Inc.    COM     037899101     1475       50000   SH           Defined              50000
Aspen Technology Inc.           COM     045327103     5948      225000   SH           Defined              25000
Bergen Brunswig                 COM     083739102     1918      230700   SH           Defined              30700
Bindley Western Industries      COM     090324104     1621      107644   SH           Defined              07644
C&D Technologies Inc.           COM     124661109     6179      145400   SH           Defined              45400
Checkpoint Sys                  COM     162825103     1180      115800   SH           Defined              15800
Circle International Group      COM     172574105     2386      107250   SH           Defined              07250
Computer Assoc.                 COM     204912109      210        3000   SH           Defined               3000
Conexant Systems, Inc.          COM     207142100    17921      270000   SH           Defined              70000
Consolidated Stores             COM     210149100     4680      288006   SH           Defined              88006
Cox Radio                       COM     224051102     2633       26400   SH           Defined              26400
Devon Energy Corporation        COM     25179M103     4864      147942   SH           Defined              47942
Downey Financial                COM     281018105     2019      100000   SH           Defined              00000
DuPont Photomasks, Inc.         COM     26613X101     8101      167900   SH           Defined              67900
Duane Reade Inc.                COM     263578106     6334      229800   SH           Defined              29800
El Paso Electric Co.            COM     283677854     2040      207850   SH           Defined              07850
Emmis Communications Corp       COM     291525103    18472      148200   SH           Defined              48200
First Essex Bancorp. Inc.       COM     320103104     2317      161200   SH           Defined              61200
Fritz Cos                       COM     358846103     1724      164200   SH           Defined              64200
Gaylord Entertainment A         COM     367905106     2245       75000   SH           Defined              75000
General Communications          COM     369385109     2544      581500   SH           Defined              81500
Harbor Florida Bancshares       COM     411901101     2083      161000   SH           Defined              61000
Houghton Mifflin                COM     441560109     4219      100000   SH           Defined              00000
ITT Education                   COM     45068B109     4716      305500   SH           Defined              05500
Insight Communications Company  COM     45768V108    11721      395650   SH           Defined              95650
JLG Industries Inc.             COM     462210101     2273      142600   SH           Defined              42600
JLK Direct Distribution-CL A    COM     46621C105     1588      154000   SH           Defined              54000
Lincare Holdings Inc.           COM     532791100      277        8000   SH           Defined               8000
Mediaone Group Inc.             COM     58440J104      384        5000   SH           Defined               5000
Outback Steakhouse Inc          COM     689899102     1816       70000   SH           Defined              70000
Owens & Minor                   COM     690732102     1879      210250   SH           Defined              10250
PBOC Holdings Inc.              COM     69316G108      967      102500   SH           Defined              02500
Parametric Technology Corp      COM     699173100      406       15000   SH           Defined              15000
People's Savings CT             COM     710198102     2514      119000   SH           Defined              19000
Pittston BAX Group              COM     725701882     3726      350675   SH           Defined              50675
Pogo Producing Co               COM     730448107     2934      144000   SH           Defined              44000
Policy Management Systems       COM     731108106     9526      372650   SH           Defined              72650
Project Software & Development  COM     74339P101     6527      117600   SH           Defined              17600
Quorum Health Group Inc.        COM     749084109     2663      286000   SH           Defined              86000
Rational Software Corp.         COM     75409P202     5404      110000   SH           Defined              10000
Reynolds & Reynolds, Inc.       COM     761695105     7177      319000   SH           Defined              19000
Rogers Corp                     COM     775133101     1855       48500   SH           Defined              48500
Ruby Tuesday                    COM     781182100     3297      181300   SH           Defined              81300
Saks Incorporated               COM     79377w108     4213      270700   SH           Defined              70700
Santa Fe Snyder Corp.           COM     80218K105     2503      312900   SH           Defined              12900
Seacoast Financial Services Co  COM     81170Q106     2439      239425   SH           Defined              39425
Sensormatic Elect.              COM     817265101     4216      241800   SH           Defined              41800
Shared Medical Systems Corp.    COM     819486101     6871      134900   SH           Defined              34900
Southwestern Energy Co.         COM     845467109       72       11000   SH           Defined              11000
Staten Island Bancorp Inc.      COM     857550107     1440       80000   SH           Defined              80000
Sterling Commerce, Inc.         COM     859205106    10200      300000   SH           Defined              00000
Sterling Financial              COM     859319105     1288      112000   SH           Defined              12000
Strattec Securities Corp        COM     863111100      210        6500   SH           Defined               6500
Synopsys, Inc.                  COM     871607107      501        7500   SH           Defined               7500
Texas Instruments, Inc.         COM     882508104    10702      110756   SH           Defined              10756
Timberland Bancorp.             COM     887098101      792       70400   SH           Defined              70400
Unigraphics Solutions Inc.      COM     904928108     9372      347100   SH           Defined              47100
Universal Health ClB            COM     913903100     5234      145400   SH           Defined              45400
Volt Inf. Sci.                  COM     928703107     2715      113712   SH           Defined              13712
Whitehall Jewellers, Inc.       COM     965063100     1951       52900   SH           Defined              52900
Xtra Corp.                      COM     984138107     1837       43100   SH           Defined              43100